Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Document information
Entity Registrant Name	GasLog Partners LP
Entity Incorporation, State or Country Code	1T
Entity Central Index Key	0001598655
Document Type	20-F
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Address Line One	c/o GasLog LNG Services Ltd
Entity Address, Address Line Two	69 Akti Miaouli
Entity Address, City or Town	Piraeus
Entity Address, Postal Zip Code	18537
Entity Address, Country	GR
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte Certified Public Accountants S.A.	Deloitte Certified Public Accountants S.A.	Deloitte LLP
Auditor Location	Athens, Greece	Athens, Greece	London, United Kingdom
Auditor Firm ID	1163	1163	1147
Entity File Number	001-36433
Business Contact [Member]
Document information
Entity Address, Address Line One	c/o GasLog LNG Services Ltd
Entity Address, Address Line Two	69 Akti Miaouli
Entity Address, City or Town	Piraeus
Entity Address, Postal Zip Code	18537
Entity Address, Country	GR
Contact Personnel Name	Alexandros Laios
City Area Code	+30
Local Phone Number	210 459 1000
Contact Personnel Fax Number	210 459 1242
Partnership common units
Document information
Trading Symbol	GLOP
Title of 12(b) Security	Common Units representing limited partner interests
Security Exchange Name	NYSE
Entity Common Units, Units Outstanding	51,687,865
General partner units
Document information
Entity Common Units, Units Outstanding	1,080,263
Class B units
Document information
Entity Common Units, Units Outstanding	1,245,000
Series A preference units
Document information
Trading Symbol	GLOP PR A
Title of 12(b) Security	Series A Preference Units
Security Exchange Name	NYSE
Entity Common Units, Units Outstanding	5,084,984
Series B preference units
Document information
Trading Symbol	GLOP PR B
Title of 12(b) Security	Series B Preference Units
Security Exchange Name	NYSE
Entity Common Units, Units Outstanding	3,496,382
Series C preference units
Document information
Trading Symbol	GLOP PR C
Title of 12(b) Security	Series C Preference Units
Security Exchange Name	NYSE
Entity Common Units, Units Outstanding	3,061,045